SHORT-TERM DEBT AND CURRENT PORTION OF LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2018
SHORT-TERM DEBT AND CURRENT PORTION OF LONG-TERM DEBT
Summary of short-term debt

	2017	2018
	RMB (in millions)
Short-term bank borrowings	8,686	25,090
Securitization debt	—	608
2020 Notes (Note 16)	4,554	—
2018 Notes (Note 16)	3,076	—
2022 Notes (Note 16)	—	6,703
2019 Booking Notes (Note 16)	—	3,438
2022 Booking Notes (Note 16)	—	172
Total	16,316	36,011